Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding amount	$ 538,168	$ 542,912
Less: current portion	(14,578)	(9,965)
Less: deferred financing costs, net	(7,982)	(10,166)
Total long-term borrowings	515,608	522,781
Senior Notes
Debt Instrument [Line Items]
Outstanding amount	375,000	375,000
Less: deferred financing costs, net	(4,576)	(5,740)
Term Loan B Facility
Debt Instrument [Line Items]
Outstanding amount	99,000	100,000
Less: deferred financing costs, net	(3,188)	(4,331)
Notes Payable
Debt Instrument [Line Items]
Outstanding amount	26,875	31,109
Less: deferred financing costs, net	(5,949)
BBVA Loan
Debt Instrument [Line Items]
Outstanding amount	19,300	23,250
Term Bank loan
Debt Instrument [Line Items]
Outstanding amount	11,900	13,300
Less: deferred financing costs, net	(73)	(95)
Credit agreement for a river and estuary tanker
Debt Instrument [Line Items]
Outstanding amount	5,909	0
Less: deferred financing costs, net	(145)
Loan for Nazira
Debt Instrument [Line Items]
Outstanding amount	$ 184	$ 253